SEWARD & KISSEL LLP

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Washington, DC 20005

Telephone: (202) 737-8833

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www.sewkis.com

February 28, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Unconstrained Bond Fund, Inc.

File Nos. 33-63797 and 811-7391

Accession No. 0001193125-12-041220

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a filing, dated February 6, 2012, Accession No. 0001193125-12-041220, to the Prospectus, dated January 31, 2012, for the AllianceBernstein Unconstrained Bond Fund, Inc. (the “Fund”). The purpose of the filing is to submit the Rule 497(e) filing dated February 6, 2012 in interactive data for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Joanne A. Skerrett

Joanne A. Skerrett

Attachment